EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated April 4, 2011 and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”), on April 4, 2011 (SEC Accession No. 0001104659-11-018505) to the definitive versions of the Registrant’s prospectus and statement of additional information for the International Equity and Tax-Managed International Equity Funds, dated January 31, 2011 and electronically filed with the SEC pursuant to Rule 497(c) under the 1933 Act on February 4, 2011 (SEC Accession No. 0001104659-11-005125).